OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Long-Term Assets [Abstract]
Disclosure detailed information about other noncurrent assets

As at	December 31, 2018	December 31, 2017
Investments in equity securities	$141,781	$100,109
Warrant investments	1,209	12,754
NSR Royalty from Stawell Mine sale (note 29)	1,003	1,138
Deposits and other[1]	21,099	4,479
	$165,092	$118,480

[1] Deposits and other includes prepaid expenses for other long-term assets.

Disclosure detailed information about changes in equity investments
Changes in the investments in equity securities for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Balance, beginning of year	$100,109	$5,885
Acquisition of investments	66,124	69,171
Disposition of investments	(525)	(5,772)
Unrealized and realized gain (loss)	(13,316)	30,249
Foreign currency translation	(10,611)	576
Investments in equity securities, end of year	$141,781	$100,109

Disclosure of fair value of investments in and warrants held
The fair value of the investments and warrants held as at December 31, 2018 and December 31, 2017 are as follows:

Investments in equity securities	Shares	Fair value as at December 31, 2017	Purchase/(sales)	Transfers	Unrealized and realized gain/(loss)	Foreign currency translation	Fair value as at December 31, 2018
Bonterra Resources Inc.	4,460,629	$8,274	$1,773	$5,598	($6,423)	($750)	$8,472
Metanor Resources Inc.	—	6,863	—	(5,598)	(1,073)	(192)	—
Osisko Mining Inc.	32,627,632	—	47,767	—	28,652	(2,967)	73,452
Novo Resources Corp.	29,830,268	76,141	16,120	—	(31,752)	(6,260)	54,249
Other		8,831	(61)	—	(2,720)	(442)	5,608
Total		$100,109	$65,599	$—	($13,316)	($10,611)	$141,781

Warrant investments	Warrants	Valuation technique	Fair value as at December 31, 2017	Transfers	Unrealized and realized gain/(loss)	Foreign currency translation	Fair value as at December 31, 2018
Bonterra Resources Inc.	613,607	Black Scholes	—	194	(171)	(4)	19
Metanor Resources Inc.	—	—	938	(194)	(726)	(18)	—
Novo Resources Corp.	14,000,000	Barrier Option Pricing	10,624	—	(9,023)	(574)	1,027
Other	—	Black Scholes	1,192	—	(972)	(57)	163
Total			$12,754	$—	($10,892)	($653)	$1,209

Disclosure of inputs used to value warrant investments
The inputs used to value the warrant investments as of December 31, 2018 are as follows:

Input	De Grey Mining Ltd.	Bonterra Resources Inc. first tranche	Bonterra Resources Inc. second tranche	Novo Resources Corp.
Closing share price (C$)	$0.12	$2.59	$2.59	$2.48
Exercise price (C$)	$0.19	$5.61	$5.61	$6.00
Remaining life of the warrants (years)	0.92	0.30	0.97	1.69
Volatility	49.65%	69.08%	60.74%	50.04%
Risk-free interest rate	1.86%	1.86%	1.86%	1.86%
Barrier (C$)	—	—	—	$12.00
Rebate (C$)	—	—	—	$6.00